Cover	Jan. 11, 2024
Cover [Abstract]
Entity Registrant Name	LITHIUM CORPORATION
Entity Central Index Key	0001415332
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jan. 11, 2024
Entity Ex Transition Period	false
Entity File Number	000-54332
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	98-0530295
Entity Address Address Line 1	1031 Railroad St.
Entity Address Address Line 2	Ste. 102B
Entity Address City Or Town	Elko
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89801
City Area Code	775
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	410-5287
Security 12b Title	Common Shares
Trading Symbol	LTUM